Note 1 - Reporting Entity (Details Textual)	Dec. 27, 2017	Dec. 26, 2017
Neptune Technologies and Bioressources Inc. [member] | Acasti Pharma Inc. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	19.80%	34.00%